CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS

PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 333-193627 and 811-21438

REGISTRANT: The Guardian Separate Account R (The Guardian Investor ProFreedom Variable AnnuitySM (C Share))

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent pre-effective amendment to the registration statement on form N-4 filed by the registrant, and

(2) The text of the most recent pre-effective amendment to the registration statement filed on form N-4 has been filed electronically.

Signatures

The Guardian Separate Account R and The Guardian Insurance & Annuity Company, Inc. have caused this Certification to be signed on their behalf.

The Guardian Separate Account R, Registrant

By:	/s/ *

Dominique Baede
President of The Guardian Insurance & Annuity Company, Inc.

The Guardian Insurance & Annuity Company, Inc., Depositor

By:	/s/ *

Dominique Baede
President of The Guardian Insurance & Annuity Company, Inc.

*By:	/s/ Patrick D. Ivkovich	Date: May 2, 2025

Patrick D. Ivkovich Attorney-In-Fact
Pursuant to Power of Attorney